REVENUE AND OTHER INCOME	6 Months Ended
Jun. 30, 2022
REVENUE AND OTHER INCOME
REVENUE AND OTHER INCOME

5.REVENUE AND OTHER INCOME

a)	An analysis of the Company’s revenue and other income is as follows:

	For the six months ended June 30,
	2022	2021
	RMB’000	RMB’000
Revenue
Sale of goods	16,715	42,186
Business management and consulting revenue	118,246	7,921
Other income
Interest income	182	7
Government grant	632	—
Tax subsidy	887	—
Other income	127	5
Rental income	8,571	7,142

b)	Segment reporting

The Company identifies operating segments and prepares segment information based on the regular internal financial information reported to the Chief Executive Officer and executive directors, who are the Company’s chief operating decision makers for their decisions about the allocation of resources to the Company’s business components and for their review of the performance of those components.

All of the Company’s operations are considered by the chief operating decision makers to be aggregated into two reportable operating segments: 1) the manufacture and sale of standard to high-end ceramic tiles, 2) the provision of business management and consulting which consists of computer consulting services, software development, and operations in the online commerce and live streaming industry, which is a relatively new operating segment for the

Company as it continues to implement a strategic transformation towards trending technology businesses in China to mitigate the challenging conditions in the real estate market in China, and associated industries like our ceramic tile business. Operating segments are defined as components of an enterprise for which separate financial information is available and evaluated regularly by the Company’s chief operating decision makers in deciding how to allocate resources and in assessing performance.

The business of the Company is engaged entirely in the PRC. The Chief Executive Officer and executive directors regularly review the Company’s business as one geographical segment.

The following table shows the Company’s operations by business segment for the six months ended June 30, 2022 and 2021.

	For the Six Months Ended June 30,
	2022	2021
	RMB’000	RMB’000
Revenues
Sale of ceramic tile products	16,715	42,186
Business management and consulting revenue	118,246	7,921
Total revenues	134,961	50,107

Cost of revenues
Sale of tile products	19,024	53,790
Business management and consulting revenue	116,341	2,820
Total cost of revenues	135,365	56,610

Operating costs and expenses
Sale of ceramic tile products	24,247	50,709
Business management and consulting revenue	(1,068)	1,977
Others	2,080	11,573
Total operating costs and expenses	25,259	64,259

Net loss
Sale of tile products	(26,556)	68,094
Business management and consulting revenue	2,890	(3,115)
Others	(2,080)	5,790
Net loss	(25,746)	70,769

	As of June 30, 2022	As of December 31, 2021
Segment assets
Ceramic tile products	105,979	147,890
Business management and consulting	26,053	27,222
Others	3,210	2,755
Total assets	135,242	177,867